TRADE NOTES AND ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Mar. 31, 2026
Trade Notes And Accounts Receivable Net
SCHEDULE OF TRADE NOTES AND ACCOUNTS RECEIVABLE

Trade notes and accounts receivable, net are summarized as follows:

	Thousands of Yen
	March 31, 2026	March 31, 2025
Trade notes	¥16,960	¥3,298
Accounts receivable	144,498	135,386
Less: allowance for credit losses	(211)	(311)
Trade notes and accounts receivable, net	¥161,247	¥138,373